Supplemental Combined Financial Statement Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Compensation and benefits	$ 44,801	$ 37,963
Distributor and agent commissions	12,422	10,097
Operating lease obligations - current portion	7,085	6,061
Income taxes	4,275	6,403
Contingent consideration - current portion	2,923	5,941
Taxes other than income taxes	2,559	717
Fair value of derivatives - current portion	678	132
Other	16,949	18,633
Total accrued expenses and other current liabilities	$ 91,692	$ 85,947
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities